Long-term Debt - Schedule of Outstanding Borrowings (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Debt Instrument [Line Items]
Less current portion	$ 0	$ (1,231)
Total	0	10,916
Second Loan Agreement [Member] | Equipment Facility [Member]
Debt Instrument [Line Items]
Long-term debt		132
Second Loan Agreement [Member] | Growth Capital Facility [Member]
Debt Instrument [Line Items]
Long-term debt		1,832
Second Loan Agreement [Member] | Loans Payable [Member]
Debt Instrument [Line Items]
Long-term debt		183
Second Loan Agreement [Member] | Term Loan [Member]
Debt Instrument [Line Items]
Long-term debt		2,147
Less current portion		(1,231)
Total		$ 916